Warrants	6 Months Ended
Jan. 31, 2026
Warrants [Abstract]
WARRANTS

NOTE 13 – WARRANTS

On February 4, 2025, the Company entered into certain securities purchase agreement with certain non-affiliated institutional investor (the “Purchaser”) pursuant to which the Company agreed to sell (1) 87,778 ordinary shares, par value $0.001 per share (the “Ordinary Shares”), and (2) certain pre-funded warrants to purchase up to 49,309 Ordinary Shares (the “Pre-Funded Warrants”) in a registered direct offering, and (3) in a concurrent private placement, restricted warrants to purchase an aggregate of up to 137,086 Ordinary Shares (the “Restricted Warrants”), for aggregate gross proceeds of approximately $2.5 million (the “Offering”).

Each Pre-Funded Warrant is exercisable for one Ordinary Share at an exercise price of USS0.18. The Company are offering the Pre-Funded Warrants to the Purchaser whose purchase of the Ordinary Shares in this offering would otherwise result in such purchase, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the purchase, 9.99%) of outstanding Ordinary Shares immediately following the consummation of this offering. The Pre-Funded Warrants were exercised in full in June 2025.

Each Restricted Warrant is exercisable six months after the date of issuance at an exercise price of $21.6 per Ordinary Share and expires five and a half years from the date of issuance.

On October 8, 2025, the Company entered into certain securities purchase agreement with certain “non-U.S. Persons” as defined in Regulations of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell up to an aggregate of 9,000,000 units, each unit consisting of one ordinary share of the Company, par value $0.001 per share and one warrant to purchase one share with an initial exercise price of $4.89 per share, at a price of $3.26 per unit for an aggregate purchase price of approximately $29.34 million. The net proceeds from such offering will be used for working capital or other general corporate purposes.

The Warrants are exercisable immediately upon the date of issuance at an initial exercise price of $4.89 per share for cash (the “Warrant Shares”). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire five years from its date of issuance. The Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions.

The following table summarizes information relating to outstanding and exercisable warrants as of January 31, 2026:

	Six months ended January 31, 2026
	Number	Weighted average exercise price
Outstanding and exercisable at beginning of the period	137,086	$21.60
Issued during the period	9,000,000	4.89
Exercised during the period	-	-
Outstanding and exercisable at end of the period	9,137,086	$5.14

	Warrants Outstanding			Warrants Exercisable
	Number of Shares	Weighted Average Remaining Contractual life(in years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Restricted warrants	137,086	4.51	21.60	137,086	21.60
Other warrants	9,000,000	4.69	4.89	9,000,000	4.89

Aggregate intrinsic value represents the total amount by which the quoted market price of the Company’s stock exceeds the exercise price of outstanding in-the-money warrants as of January 31, 2026. The intrinsic value of the warrants as of January 31, 2026 is $14,040,000.